Fees Summary	Feb. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,021,000.00
Previously Paid Amount	0.00
Total Fee Amount	141.00
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Rule 457(r)
Net Fee	$ 141.00
Narrative - Max Aggregate Offering Price	$ 1,021,000.00
Final Prospectus	true